BlackRock FundsSM

BlackRock Money Market Portfolio

BlackRock Multi-Manager Alternative Strategies Fund

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

 BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Value Opportunities Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 29, 2015 to the Summary Prospectus of each Fund

This Supplement was previously filed on July 2, 2015.

Effective on September 1, 2015, each Fund’s Summary Prospectus is amended as follows:

In the section entitled “Purchase and Sale of Fund Shares” in each Fund’s Summary Prospectus for Institutional Shares, the Institutional Shares column of the table is deleted in its entirety and replaced with the following:

Institutional Shares
Minimum Initial Investment	There is no minimum initial investment for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$2 million for individuals and “Institutional Investors,” which, include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$1,000 for investors of Financial Intermediaries that: i) charge such investors a fee for advisory, investment consulting, or similar services or ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.
Minimum Additional Investment	No subsequent minimum.

Shareholders should retain this Supplement for future reference.

SPRO-KTOINST0715SUPR